JOSE J. DEL REAL 312-609-7639 jdelreal@vedderprice.com

October 20, 2008

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:	Wilshire Variable Insurance Trust (the “Registrant”); File No. 811-07917

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the mergers of the following funds (the “Funds”), each a series of the Registrant:

Acquired Fund		Acquiring Fund
2010 Aggressive Fund	into	2015 Moderate Fund
2010 Conservative Fund	into	2015 Moderate Fund
2010 Moderate Fund	into	2015 Moderate Fund
2045 Moderate Fund	into	2035 Moderate Fund
Short-Term Investment Fund	into	Income Fund

In addition, shareholders of the Funds will vote on the election of Board members to the Board of the Registrant.

It is currently expected that a special meeting of shareholders of the Funds will be held in December 2008.  Accordingly, we plan to mail the proxy materials to each Fund’s shareholders around November 21, 2008.  The Registrant is proposing that its Registration Statement on Form N-14 become effective on November 19, 2008 pursuant to Rule 488.

Please be advised that an identical filing of the Prospectus/Proxy Statement is being made on behalf of the Registrant on Schedule 14A (the “Proxy Statement”) to include other series of the Registrant not included as an Acquired Fund in the above proposed mergers.  The purpose of the Proxy Statement is to send proxy materials to fund shareholders who will only vote on the election of Board members to the Board of the Registrant.

Please direct all of your questions and/or comments regarding this filing to the undersigned at (312) 609-7639.

Very truly yours,

/s/ Jose J. Del Real
Jose J. Del Real

JDR/vyt
Enclosures